Related party transactions - Financing Received From and Provided to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing (received from)/provided to related parties:
Others		¥ (327)
Total	¥ 41,107	(41,434)
Relx Inc.'s operations and Sunnyheart Inc
Financing (received from)/provided to related parties:
Financing proceeds received from Relx Inc.'s operations and Sunnyheart Inc.'s operations		¥ (41,107)
Repayment of financing proceeds received from Relx Inc.'s operations and Sunnyheart Inc.'s operations	¥ (41,107)